Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table reconciles the number of common shares used to compute basic and diluted earnings per share attributable to Vintage Wine Estates, Inc., shareholders:

	Three Months Ended September 30,
(in thousands, except for per share amounts)	2023	2022
Net (loss) income	$(15,098)	$1,358
Less: income (loss) allocable to noncontrolling interest	(40)	(174)
Net (loss) income allocable to common shareholders	$(15,058)	$1,532

Numerator – Basic EPS
Net (loss) income allocable to common shareholders	$(15,058)	$1,532
Net (loss) income allocated to common shareholders	$(15,058)	$1,532

Numerator – Diluted EPS
Net (loss) income allocated to common shareholders	$(15,058)	$1,532
Net (loss) income allocated to common shareholders	$(15,058)	$1,532

Denominator – Basic Common Shares
Weighted average common shares outstanding - Basic	59,413,048	58,819,160
Denominator – Diluted Common Shares
Effect of dilutive securities:
Stock options	-	-
Restricted Stock Units	-	317,876
Weighted average common shares - Diluted	59,413,048	59,137,036

Net (loss) income per share – basic:
Common Shares	$(0.25)	$0.03
Net (loss) income per share – diluted:
Common Shares	$(0.25)	$0.03

The following table presents the calculation of basic and diluted loss per share:

	June 30,
(in thousands, except for per share amounts)	2023	2022
Net loss	$(190,229)	$(702)
Less: loss allocable to noncontrolling interest	(1,262)	(277)
Net loss allocable to common shareholders	$(188,967)	$(425)

Numerator – Basic EPS
Net loss allocable to common shareholders	$(188,967)	$(425)
Net loss allocated to common shareholders	$(188,967)	$(425)

Numerator – Diluted EPS
Net loss allocated to common shareholders	$(188,967)	$(425)
Net loss allocated to common shareholders	$(188,967)	$(425)

Denominator – Basic Common Shares
Weighted average common shares outstanding - Basic	59,096,045	60,673,789
Denominator – Diluted Common Shares
Weighted average common shares - Diluted	59,096,045	60,673,789

Net loss per share – basic:
Common Shares	$(3.20)	$(0.01)
Net loss per share – diluted:
Common Shares	$(3.20)	$(0.01)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities have been excluded from the calculations of diluted earnings per share attributable to common shareholders because including them would have been antidilutive:

	Three Months Ended September 30,
	2023	2022
Shares subject to warrants to purchase common stock	25,646,453	25,646,453
Shares subject to options to purchase common stock	2,715,816	3,675,641
Shares subject to restricted stock units	2,590,809	1,990,655
Total	30,953,078	31,312,749

The following securities have been excluded from the calculations of diluted earnings (loss) per share allocable to common shareholders because including them would have been antidilutive are, as follows:

	June 30,
	2023	2022
Shares subject to warrants to purchase common stock	25,646,253	25,818,247
Shares subject to options to purchase common stock	2,869,837	3,503,527
Shares subject to restricted stock units	1,162,439	1,902,068
Total	29,678,529	31,223,842